Note 6 - Long Term Debt: The Following Summarizes The Notes Payable At (Details) (USD $)	Jul. 31, 2014	Oct. 31, 2013
Details
Current portion of long term debt	$ (4,864)	$ (4,692)
Notes payable	$ (248,895)	$ (299,379)